Summary of significant accounting policies	6 Months Ended
Jun. 30, 2020
Summary of significant accounting policies
Summary of significant accounting policies

Note 2 - Summary of significant accounting policies

The significant accounting policies that have been applied in the preparation of the unaudited consolidated interim financial statements are identical to those that were applied in preparation of the Company’s interim most recent annual financial statements in connection with its Annual Report on Form 20-F.

In June 2016, FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses – Measurement of Credit Losses on Financial Instruments”, which introduces a model based on expected losses to estimate credit losses for most financial assets and certain other instruments. In addition, for available-for-sale debt securities with unrealized losses, the losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The ASU is effective for the Company in the first quarter of 2020, with early adoption permitted. The adoption of the standard did not have a material effect on the Company’s interim consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Changes to Disclosure Requirements for Fair Value Measurements”, which will improve the effectiveness of disclosure requirements for recurring and nonrecurring fair value measurements. The standard removes, modifies, and adds certain disclosure requirements, and is effective for the Company beginning on January 1, 2020. The adoption of the standard did not have a material effect on the Company’s consolidated financial statements.